Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 31,694	$ 11,626
Other receivables	7,140	4,460
Notes receivable, current portion	0	301
Parts and supplies inventory	5,658	5,142
Investments in securities	65,541	71,230
Prepaid engine overhauls, current portion	13,710	14,522
Aircraft held for sale, current portion	7,786	0
Prepaid expenses and other current assets	7,771	6,752
Total current assets	143,969	116,793
Notes receivable, non-current portion, net	3,700	21,177
Property and equipment, net	259,874	253,976
Aircraft held for sale, non-current portion	4,085	0
Operating lease right-of-use assets	68,970	84,649
Finance lease right-of-use assets	15,680	0
Intangible assets, net	1,600	2,234
Prepaid engine overhauls, non-current portion	39,408	41,531
Other non-current assets	1,004	670
Total assets	538,290	521,030
Current liabilities
Excise tax payable	1,188	1,032
Long-term notes payable, current portion	84,883	26,471
Deferred revenue, current portion	128,905	83,914
Operating lease liabilities, current portion	15,617	17,907
Finance lease liabilities, current portion	1,282	0
Other current liabilities	29,944	28,705
Total current liabilities	294,753	221,536
Operating lease liabilities, non-current portion	54,611	68,100
Finance lease liabilities, non-current portion	5,708	0
Deferred revenue, non-current portion	20,612	10,026
Warrant liabilities	3,014	2,508
Other non-current liabilities	30,342	16,712
Total liabilities	549,962	485,700
Temporary equity
Redeemable noncontrolling interest	159,514	(35,525)
Stockholders' (deficit) / equity
Accumulated other comprehensive loss	(56)	(69)
Additional paid-in capital	9,618	126,978
Accumulated deficit	(244,177)	(80,456)
Total flyExclusive stockholders' (deficit) / equity	(234,607)	46,461
Noncontrolling interests	24,549	24,394
Total stockholders’ (deficit) / equity	(210,058)	70,855
Total liabilities, temporary equity and stockholders' / members' equity	538,290	521,030
Series A Preferred Stock
Temporary equity
Preferred stock	23,799	0
Series B Preferred Stock
Temporary equity
Preferred stock	15,073	0
Common Class A
Stockholders' (deficit) / equity
Common stock	2	2
Common Class B
Stockholders' (deficit) / equity
Common stock	6	6
Nonrelated Party
Current assets
Accounts receivable, net	2,024	849
Current liabilities
Accounts payable	20,295	30,172
Short-term notes payable	5,962	14,396
Long-term notes payable, non-current portion	104,027	166,818
Related Party
Current assets
Accounts receivable, net	2,645	1,911
Current liabilities
Short-term notes payable	6,677	18,939
Long-term notes payable, non-current portion	$ 36,895	$ 0